CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Schedule of Brookfield Renewables Cash and Cash Equivalents	Brookfield Renewable’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2025	December 31, 2024
Cash	$1,492	$2,682
Short-term deposits	300	146
Cash subject to restriction	115	307
	$1,907	$3,135